Acquisitions - Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 14, 2014 USD ($) Vessel Shareholder	Mar. 31, 2014 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Revenues			$ 1,229,413	$ 1,019,539	$ 930,739
Net income (loss)			$ 100,143	17,656	$ 71,915
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Expected cost of new buildings	$ 232,000	$ 232,000
Purchase price paid in cash	$ 2,616
Business Combination, Contingent Consideration Arrangements, Description			The Partnership has the option to pay up to 50% of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met.
General and administrative			$ 700	500
Acquisition and business development fee				1,000
Revenues				500
Net income (loss)				(2,300)
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of vessels | Vessel	4	4
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member]
Business Acquisition [Line Items]
Number of shareholders | Shareholder	3
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Delivered [Member]
Business Acquisition [Line Items]
Contingent consideration payable	$ 2,400
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Contingent Consideration On Operating Results [Member]
Business Acquisition [Line Items]
Contingent consideration payable	$ 2,600
ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Acquisition and business development fee				$ 1,600